Biological Assets and Inventory - Schedule of Changes in Carrying Amounts of Biological Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Biological Assets [Abstract]
Biological assets - beginning of year	$ 3,722	$ 1,795
Capitalization of production costs	7,145	3,983
Unrealized change in fair value of biological assets	11,568	7,637
Transferred to inventory upon harvest	(13,361)	(9,693)
Biological assets - end of year	$ 9,074	$ 3,722